Bank Properties and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment [Abstract]
Summary of Bank Properties and Equipment

Bank properties and equipment at December 31, 2016 and 2015 consist of the following major classifications:

SUMMARY OF BANK PROPERTIES AND EQUIPMENT

December 31,	2016	2015
Land	$6,998	$7,011
Buildings	23,141	22,715
Capital lease	8,630	8,630
Leasehold improvements and equipment	36,127	36,044
Total bank properties and equipment	74,896	74,401
Accumulated depreciation	(44,748)	(42,805)
Bank properties and equipment, net	30,148	31,596